Operating Segments - Schedule of Reporting on Operating Segments (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Schedule of Reporting on Operating Segments [Line Items]
Revenues	$ 54,921	$ 44,754	$ 100,161	$ 88,772	$ 180,460
Gross profit	22,467	18,929	41,583	39,678	76,407
Unallocated corporate expenses	(12,957)	(11,858)	(25,120)	(24,812)	(50,174)
Finance expenses, net	679	(1,318)	(883)	(2,500)	(2,766)
Income before taxes on income	10,189	5,753	15,580	12,366	23,467
Proprietary Products [Member]
Schedule of Reporting on Operating Segments [Line Items]
Revenues	47,699	38,436	83,926	78,453	156,206
Gross profit	21,095	17,594	39,120	37,873	72,278
Distribution [Member]
Schedule of Reporting on Operating Segments [Line Items]
Revenues	7,222	6,318	16,235	10,319	24,254
Gross profit	$ 1,372	$ 1,335	$ 2,463	$ 1,805	$ 4,129